As filed with the Securities and Exchange Commission on November 14, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3627

Greenspring Fund, Incorporated
 (Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 67.0%
Apparel & Textiles: 1.9%
221,277	Hanesbrands, Inc.	$5,587,244
Building Products: 2.5%
29,670	Mohawk Industries, Inc.*	5,944,088
150,699	PGT, Inc.*	1,607,958
		7,552,046
Business Software & Services: 2.1%
88,061	Amdocs Limited#	5,094,329
33,065	CA, Inc.	1,093,790
		6,188,119
Commercial Banks & Thrifts: 7.2%
35,987	American National Bankshares, Inc.	1,005,837
203,050	Beneficial Bancorp, Inc.	2,986,865
64,487	Chicopee Bancorp, Inc.	1,193,009
211,667	Clifton Bancorp, Inc.	3,236,388
60,586	First Connecticut Bancorp, Inc.	1,077,825
52,900	OceanFirst Financial Corp.	1,018,854
48,885	Polonia Bancorp, Inc.*	535,291
194,329	Shore Bancshares, Inc.	2,289,196
566,352	Southern National Bancorp of Virginia	7,390,894
26,352	Westbury Bancorp, Inc.*	520,452
		21,254,611
Consulting Services: 2.5%
164,974	FTI Consulting, Inc.*	7,351,241
Consumer Services: 0.2%
19,592	ServiceMaster Global Holdings, Inc.*	659,859
Distributors: 1.0%
81,831	LKQ Corporation*	2,901,727
Diversified Financial Services: 2.9%
152,457	Discover Financial Services	8,621,443
Electrical Equipment & Instruments: 3.4%
17,400	Emerson Electric Co.	948,474
530,333	Novanta, Inc.*#	9,201,278
		10,149,752
Engineering & Construction: 10.4%
188,121	EMCOR Group, Inc.	11,215,774
223,977	KBR, Inc.	3,388,772
376,310	MasTec, Inc.*	11,191,459
163,654	MYR Group, Inc.*	4,925,986
		30,721,991
Entertainment: 2.7%
102,607	AMC Entertainment Holdings, Inc. - Class A	3,190,051
88,121	Six Flags Entertainment Corp.	4,724,167
		7,914,218
Food & Staples Retailing: 2.6%
28,890	CVS Health Corporation	2,570,921
174,745	The Kroger Co.	5,186,432
		7,757,353
Healthcare-Products: 1.2%
42,870	Medtronic PLC#	3,703,968
Hotels, Restaurants & Leisure: 0.5%
20,000	Marriott International, Inc.	1,346,600
Industrial Equipment: 0.4%
20,000	Pentair PLC#	1,284,800
Information Technology Services: 1.0%
108,957	CSRA, Inc.	2,930,943
Internet Software & Services: 0.7%
32,850	j2 Global, Inc.	2,188,139
Machinery: 0.4%
20,102	Blue Bird Corp.*	293,690
5,601	Snap-on Incorporated	851,128
		1,144,818

Oil & Gas Exploration & Production: 3.6%
4,403	Energen Corp.	254,141
57,254	EOG Resources, Inc.	5,537,035
176,735	Suncor Energy, Inc.#	4,909,698
		10,700,874
Oil Refining & Marketing: 0.1%
2,813	Phillips 66	226,587
Real Estate Investment Trusts: 4.3%
1,309,810	Gramercy Property Trust, Inc.	12,626,568
Retail: 2.0%
354,640	Party City Holdco Inc.*	6,071,437
Telecommunications Services: 2.5%
528,999	Lumos Networks Corp.*	7,405,986
Trading Companies & Distributors: 0.4%
5,000	HD Supply Holdings, Inc.*	159,900
114,508	Nexeo Solutions, Inc.*	943,546
		1,103,446
Transportation & Logistics: 2.0%
55,338	United Parcel Service, Inc. - Class B	6,051,764
Truck Dealerships: 1.0%
81,386	Rush Enterprises, Inc. - Class A*	1,992,329
41,984	Rush Enterprises, Inc. - Class B*	1,020,631
		3,012,960
Utilities: 3.4%
575,955	The AES Corporation	7,401,022
78,825	PPL Corporation	2,724,980
		10,126,002
Waste Management Services: 4.1%
243,740	Republic Services, Inc.	12,296,683
TOTAL COMMON STOCKS
(cost $135,013,958)		198,881,179

PREFERRED STOCKS: 0.5%
Homebuilding: 0.5%
56,952	M/I Homes, Inc., 9.750%, Series A	1,442,594
TOTAL PREFERRED STOCKS
(cost $1,429,129)		1,442,594

Principal		Value
CORPORATE BONDS: 18.6%
Aerospace & Defense: 0.3%
$702,000	Spirit AeroSystems, Inc., 5.250%, 3/15/22	737,944
Apparel & Textiles: 0.3%
803,000	Levi Strauss & Co, 6.875%, 5/1/22	855,195
Automobile Components: 0.1%
304,000	The Goodyear Tire & Rubber Company, 7.000%, 5/15/22	323,000
Beverages: 0.5%
1,495,000	Cott Beverages Inc., 6.750%, 1/1/20	1,564,144
Building Products: 0.5%
904,000	Allegion US Holding Co, Inc., 5.750%, 10/1/21	945,810
429,000	USG Corporation, 6.300%, 11/15/16	431,053
		1,376,863
Cable/Satellite TV: 0.4%
983,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.625%, 1/31/22	1,032,150
Chemicals: 0.2%
500,000	Chemtura Corporation, 5.750%, 7/15/21	525,625
Commercial Services & Supplies: 0.7%
2,000,000	ACCO Brands Corporation, 6.750%, 4/30/20	2,120,000
Consulting Services: 0.3%
885,000	FTI Consulting, Inc., 6.000%, 11/15/22	932,569
Diversified Consumer Services: 0.4%
1,103,000	Graham Holdings Company, 7.250%, 2/1/19	1,205,028
Engineering & Construction: 0.7%
656,000	AECOM Global II, LLC/URS Fox US LP, 3.850%, 4/1/17	659,799
1,553,000	MasTec, Inc., 4.875%, 3/15/23	1,541,352
		2,201,151

Food & Beverage: 0.8%
2,331,000	Post Holdings, Inc., 7.375%, 2/15/22	2,456,291
Food & Staples Retailing: 0.3%
842,000	Rite Aid Corporation, 9.250%, 3/15/20	889,362
Food - Packaged: 0.0%
36,000	Smithfield Foods, Inc., 7.750%, 7/1/17	37,440
Healthcare-Products: 0.3%
717,000	Alere, Inc., 7.250%, 7/1/18	733,581
Healthcare-Providers & Services: 1.7%
1,137,000	Acadia Healthcare Company, Inc., 6.125%, 3/15/21	1,179,637
772,000	AmSurg Corporation, 5.625%, 11/30/20	795,160
516,000	Centene Corporation, 5.750%, 6/1/17	529,545
1,888,000	DaVita, Inc., 5.750%, 8/15/22	1,984,760
481,000	Health Net, Inc., 6.375%, 6/1/17	494,829
		4,983,931
Homebuilding: 0.0%
100,000	Lennar Corporation, 12.250%, 6/1/17	107,125
Hotels, Restaurants & Leisure: 1.4%
2,444,000	Aramark Services, Inc., 5.750%, 3/15/20	2,512,737
1,093,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	1,125,870
624,000	NPC International, Inc./NPC Operating Company A, Inc./ NPC Operating Company B, Inc., 10.500%, 1/15/20	655,200
		4,293,807
Household & Personal Products: 0.4%
1,161,000	Spectrum Brands, Inc., 6.375%, 11/15/20	1,206,395
90,000	Spectrum Brands, Inc., 6.625%, 11/15/22	97,650
		1,304,045
Information Technology Services: 0.3%
772,000	CDW LLC/CDW Finance Corp., 6.000%, 8/15/22	825,075
Internet Software & Services: 1.2%
3,534,000	j2 Global, Inc., 8.000%, 8/1/20	3,679,777
Media: 2.2%
2,839,000	Entercom Radio LLC, 10.500%, 12/1/19	2,959,657
2,050,000	LIN Television Corporation, 6.375%, 1/15/21	2,129,437
453,000	Starz LLC/Starz Finance Corp., 5.000%, 9/15/19	459,689
18,000	TEGNA, Inc., 7.125%, 9/1/18	18,045
925,000	TEGNA, Inc., 5.125%, 7/15/20	956,219
		6,523,047
Metals & Mining: 0.0%
74,000	Commercial Metals Company, 6.500%, 7/15/17	76,775
Oil & Gas Exploration & Production: 1.0%
1,094,000	Diamondback Energy, Inc., 7.625%, 10/1/21	1,160,324
1,831,000	Gulfport Energy Corporation, 7.750%, 11/1/20	1,908,817
		3,069,141
Packaging & Containers: 0.9%
1,061,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 9.875%, 8/15/19	1,094,156
1,438,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 6.875%, 2/15/21	1,491,928
		2,586,084
Real Estate Investment Trusts: 0.0%
43,000	Lamar Media Group, 5.875%, 2/1/22	44,989
Road & Rail: 0.7%
1,890,000	The Hertz Corporation, 6.750%, 4/15/19	1,933,924
Telecommunications Services: 0.5%
250,000	Earthlink, Inc., 7.375%, 6/1/20	264,063
1,016,000	Level 3 Financing, Inc., 6.125%, 1/15/21	1,055,370
249,000	Qwest Corporation, 6.500%, 6/1/17	257,092
		1,576,525
Trading Companies & Distributors: 1.0%
2,896,000	HD Supply, Inc., 7.500%, 7/15/20	3,011,406

Transport-Marine: 0.9%
2,428,000	Overseas Shipholding Group, Inc., 8.125%, 3/30/18	2,567,610
Utilities: 0.1%
190,000	The AES Corporation, 3.842%, 6/1/19º	190,950
Waste Management Services: 0.2%
595,000	Clean Harbors, Inc., 5.250%, 8/1/20	611,660
Wireless Telecommunication Services: 0.3%
912,000	T-Mobile USA, Inc., 6.464%, 4/28/19	930,240
TOTAL CORPORATE BONDS
(cost $54,950,999)		55,306,454

Shares		Value
SHORT-TERM INVESTMENTS: 13.6%
MONEY MARKET FUNDS: 13.6%^
13,267,102	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.270%	13,267,102
552,400	First American Government Obligations Fund, Institutional Share Class, 0.240%	552,400
13,267,102	The Government & Agency Portfolio, Institutional Share Class, 0.310%	13,267,102
13,267,102	The Treasury Portfolio, Institutional Share Class, 0.230%	13,267,102
TOTAL SHORT-TERM INVESTMENTS
(cost $40,353,706)		40,353,706
TOTAL INVESTMENTS IN SECURITIES
(cost $231,747,792): 99.7%		295,983,933
Other Assets and Liabilities: 0.3%		744,127
NET ASSETS: 100.0%		$296,728,060

*	Non-income producing security.
#	U.S. security of foreign issuer.
^	Rate shown is the 7-day effective yield at September 30, 2016.
º	The coupon rate shown on variable rate securities represents the rates at September 30, 2016.
	The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:
	Cost of investments	$231,747,792
	Gross unrealized appreciation	68,194,588
	Gross unrealized depreciation	(3,958,448)
	Net unrealized appreciation	$64,236,141

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Valuation of Investments

Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ National Market System (“NASDAQ”) are normally valued at the official closing price provided by NASDAQ. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-the-counter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources the Adviser deems appropriate pursuant to policies and procedures approved by the Fund’s Board. Equity securities in an active market will be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing net asset value per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation. These securities will be classified as Level 1 securities.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. These debt instruments will generally be classified as Level 2 securities.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources the Adviser deems appropriate pursuant to policies and procedures approved by the Fund’s Board. Debt securities will generally be classified as Level 2 securities.

Any securities for which market quotations are not readily available or for which the above valuation procedures are not appropriate or do not reflect fair market value are valued at fair value as determined in good faith by the Adviser pursuant to policies and procedures approved by the Fund’s Board.

In determining fair value, the Adviser, as directed by the Board, considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2016:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at September 30, 2016
	Level 1	Level 2	Level 3	Total
Common Stocks	$197,825,436	$1,055,743	$-	$198,881,179
Preferred Stocks	1,442,594	-	-	1,442,594
Corporate Bonds	-	55,306,454	-	55,306,454
Short-Term Investments	40,353,706	-	-	40,353,706
Total	$239,621,736	$56,362,197	$-	$295,983,933

See Schedule of Investments for industry breakdown.

Transfers between levels are recognized at the end of the reporting period. During the nine months ended September 30, 2016, transfers into Level 2 and out of Level 1 were $1,055,743. The securities transferred out of Level 1 and into Level 2 due to decreased market activity.

The Fund did not have any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)  /s/ Charles vK. Carlson
  Charles vK. Carlson, Chief Executive Officer

Date  November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Charles vK. Carlson
Charles vK. Carlson, Chief Executive Officer

Date  November 11, 2016

By (Signature and Title)*  /s/ Michael J. Fusting
Michael J. Fusting, Chief Financial Officer

Date  November 11, 2016

* Print the name and title of each signing officer under his or her signature.